UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

 BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Alabama — 2.8%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.00%, 6/01/34	$ 1,745	$ 1,809,617
6.00%, 6/01/39	500	517,030
Hoover City Board of Education, GO,
Refunding, 4.25%, 2/15/40	4,300	3,546,382
5,873,029
Arizona — 5.7%
Arizona State University, RB, Series D,
5.50%, 7/01/26 (a)	475	492,642
Mohave County Unified School District
No. 20 Kingman, GO, School
Improvement Project of 2006,
Series C (AGC), 5.00%, 7/01/26	1,800	1,813,446
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	1,375	1,341,986
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	890,721
5.00%, 12/01/37	4,585	3,885,421
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project:
6.25%, 5/01/15	490	471,831
7.00%, 5/01/20	490	466,122
7.25%, 5/01/27	980	912,458
State of Arizona, COP, Department of
Administration, Series A (AGM),
5.00%, 10/01/29	1,100	1,015,707
University Medical Center Corp. Arizona,
RB, 6.50%, 7/01/39	750	767,985
12,058,319
California — 24.6%
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (b)	7,090	40,413
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series B, 5.88%, 8/15/31 (a)	2,300	2,279,622
Carlsbad Unified School District, GO,
Election of 2006, Series B, 6.09%,
5/01/34 (c)	1,500	823,845

	Par
Municipal Bonds (000) Value
California (concluded)
County of Sacramento California, RB,
Senior Series A (AGM), 5.00%,
7/01/41	$ 2,000	$ 1,788,180
Dinuba Unified School District, GO,
Election of 2006 (AGM):
5.63%, 8/01/31	250	256,018
5.75%, 8/01/33	535	550,568
Foothill Eastern Transportation Corridor
Agency California, Refunding RB:
5.75%, 1/15/40	3,495	2,881,767
CAB, 5.88%, 7/15/28	7,000	6,149,500
Golden State Tobacco Securitization
Corp. California, Refunding RB, Asset-
Backed, Senior Series A-1, 5.13%,
6/01/47	805	472,455
Hartnell Community College District
California, GO, CAB, Election of 2002,
Series D, 7.53%, 8/01/34 (c)	2,475	1,169,140
Los Altos Elementary School District,
GO, CAB, Election of 1998, Series B
(NPFGC), 5.93%, 8/01/13 (b)(d)	10,945	5,690,853
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election of 2002, Series E (AGC),
6.47%, 8/01/38 (b)	12,000	1,785,240
Palomar Community College District,
GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (b)	2,270	587,839
6.33%, 8/01/39 (c)	3,000	1,035,210
San Diego Community College District
California, GO, CAB, Election of 2002,
6.31%, 8/01/19 (c)	4,200	2,291,184
State of California, GO:
Refunding (CIFG), 4.50%, 8/01/28	1,000	860,250
Various Purpose, 5.75%, 4/01/31	3,000	2,992,620
Various Purpose, 5.00%, 6/01/32	4,545	4,097,727
Various Purpose, 6.00%, 3/01/33	3,220	3,276,157
Various Purpose, 6.50%, 4/01/33	2,900	3,066,953
Various Purpose, 5.50%, 3/01/40	3,650	3,462,499
Various Purpose (CIFG), 5.00%,
3/01/33	5,000	4,482,300
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	2,050	1,839,219
51,879,559

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	EDC	Economic Development Corp.
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
EDA	Economic Development Authority	RB	Revenue Bonds

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011 1

BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Colorado — 1.1%
Sand Creek Metropolitan District, GO,
Refunding, Limited Tax, Series B:
4.75%, 12/01/35	$ 1,400	$ 1,220,996
5.00%, 12/01/40	1,200	1,072,236
2,293,232
Connecticut — 0.3%
Connecticut State Health & Educational
Facility Authority, RB, Fairfield
University, New Money, Series O,
5.00%, 7/01/35 600 555,378
Delaware — 0.8%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40 1,800 1,727,712
District of Columbia — 1.6%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.50%, 5/15/33 3,500 3,360,560
Florida — 11.7%
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC) (b):
5.20%, 10/01/32	4,225	894,010
5.21%, 10/01/33	4,000	784,760
5.21%, 10/01/34	4,580	832,415
5.22%, 10/01/35	5,000	825,900
5.23%, 10/01/36	10,000	1,567,000
5.24%, 10/01/37	10,000	1,454,500
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	5,000	4,395,900
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	3,700	3,289,041
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	1,845	1,839,170
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	3,585	2,680,971
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	6,620	6,197,114
24,760,781
Georgia — 0.8%
Milledgeville & Baldwin County
Development Authority, RB, Georgia
College & State University Foundation,
6.00%, 9/01/14 (d) 1,500 1,755,735
Hawaii — 1.2%
Hawaii State Department of Budget &
Finance, Refunding RB, Hawaiian
Electric Co. Inc, Series D, AMT
(AMBAC), 6.15%, 1/01/20 2,500 2,500,400
Idaho — 1.5%
Idaho Health Facilities Authority, RB, St.
Luke's Regional Medical Center
(AGM), 5.00%, 7/01/35	650	604,942

	Par
Municipal Bonds (000) Value
Idaho (concluded)
Idaho Health Facilities Authority,
Refunding RB, Trinity Health Group,
Series B, 6.25%, 12/01/33	$ 2,500	$ 2,611,325
3,216,267
Illinois — 12.8%
Chicago Public Building Commission
Building Illinois, RB, Series A (NPFGC),
7.00%, 1/01/20 (e)	5,000	6,251,250
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%, 6/01/35 (f)(g)	700	187,957
Navistar International, Recovery
Zone, 6.50%, 10/15/40	1,925	1,915,471
Northwestern Memorial Hospital,
Series A, 5.50%, 8/15/14 (d)	5,800	6,613,914
Roosevelt University Project, 6.50%,
4/01/44	1,500	1,485,720
Rush University Medical Center,
Series C, 6.63%, 11/01/39	1,200	1,217,712
Illinois Finance Authority, Refunding
RB, Series A:
Friendship Village Schaumburg,
5.63%, 2/15/37	345	262,210
OSF Healthcare System, 6.00%,
5/15/39	1,550	1,414,794
Railsplitter Tobacco Settlement
Authority, RB:
6.25%, 6/01/24	6,000	5,994,000
6.00%, 6/01/28	1,700	1,622,378
26,965,406
Indiana — 0.6%
Indiana Finance Authority, Refunding
RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26 1,350 1,295,960
Iowa — 1.1%
Iowa Higher Education Loan Authority,
Refunding RB, Private College Facility:
5.75%, 9/01/30	965	943,886
6.00%, 9/01/39	1,500	1,473,765
2,417,651
Kansas — 0.9%
Kansas Development Finance Authority,
RB, University of Kansas Tenant,
Series O, 4.75%, 6/15/41	1,000	891,170
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/28	1,155	1,093,092
1,984,262
Kentucky — 3.2%
Kentucky Economic Development
Finance Authority, RB, Louisville
Arena, Sub-Series A-1 (AGC), 6.00%,
12/01/38	700	711,543
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare Inc., Series B
(NPFGC), 6.19%, 10/01/23 (b)	8,500	3,872,005

2 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011

BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Kentucky (concluded)
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	$ 2,250	$ 2,136,712
6,720,260
Louisiana — 2.5%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB:
Southeastern Louisiana University,
Series A (AGM), 5.00%, 10/01/40	1,025	1,015,539
Westlake Chemical Corp.,
Series A-1, 6.50%, 11/01/35	1,565	1,549,413
Louisiana Public Facilities Authority,
Refunding RB, Entergy Gulf States
Louisiana, LLC Project, Series A,
5.00%, 9/01/28	3,000	2,737,470
5,302,422
Maryland — 2.0%
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	780	726,055
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Doctor's Community Hospital, 5.63%,
7/01/30	4,100	3,521,613
4,247,668
Michigan — 3.9%
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.25%, 10/15/38	1,875	1,964,569
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	1,670	1,388,772
Hospital, Henry Ford Health, 5.75%,
11/15/39	2,000	1,837,120
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	2,750	3,062,152
8,252,613
Minnesota — 1.7%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38 3,500 3,673,775
Mississippi — 3.7%
Mississippi Development Bank Special
Obligation, RB (AGC):
Jackson County Limited Tax Note,
5.50%, 7/01/32	2,655	2,654,867
Jones County Junior College, 5.13%,
3/01/39	1,500	1,466,085
University of Southern Mississippi, RB,
Campus Facilities Improvements
Project, 5.38%, 9/01/36	3,750	3,751,088
7,872,040

	Par
Municipal Bonds (000) Value
Missouri — 1.1%
Missouri Joint Municipal Electric Utility
Commission, RB, Plum Point Project
(NPFGC), 4.60%, 1/01/36 $ 2,790 $ 2,220,561
Montana — 1.4%
Montana Facility Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 4.75%, 1/01/40 3,450 3,054,665
Nebraska — 1.9%
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.50%, 1/01/30	575	547,078
Nebraska Investment Finance Authority,
Refunding RB, Series A:
5.90%, 9/01/36	1,700	1,679,991
6.05%, 9/01/41	1,750	1,761,270
3,988,339
Nevada — 0.5%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29 1,065 969,640
New Jersey — 5.3%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37 (f)(g)	1,510	209,029
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/29	7,000	6,275,360
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	1,225	1,189,634
University of Medicine & Dentistry,
Series B, 7.13%, 12/01/23	950	1,057,569
University of Medicine & Dentistry,
Series B, 7.50%, 12/01/32	1,225	1,325,866
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.50%, 10/01/38	1,010	1,087,215
11,144,673
New Mexico — 1.4%
Village of Los Ranchos de Albuquerque
New Mexico, Refunding RB,
Albuquerque Academy Project, 4.50%,
9/01/40 3,500 2,907,065
New York — 7.3%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (f)(g)	725	217,500
Hudson Yards Infrastructure Corp., RB,
Series A, 5.00%, 2/15/47	2,500	2,125,350
Long Island Power Authority, Refunding
RB, Series A, 5.75%, 4/01/39	2,475	2,526,480
New York City Industrial Development
Agency, RB:
American Airlines Inc., JFK
International Airport, AMT, 7.63%,
8/01/25 (h)	2,600	2,690,948

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011 3

BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (concluded)
New York City Industrial Development
Agency, RB (concluded):
Queens Baseball Stadium, PILOT
(AGC), 6.50%, 1/01/46	$ 1,100	$ 1,155,374
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	1,250	1,256,288
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (c)	1,000	828,950
The New School (AGM), 5.50%,
7/01/43	2,350	2,314,914
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,625	1,695,947
University of Rochester, Series A,
5.13%, 7/01/39	550	531,223
15,342,974
North Carolina — 7.2%
City of Charlotte North Carolina,
Refunding RB, Series A, 5.50%,
7/01/34	325	324,984
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	2,425	1,806,892
North Carolina Capital Facilities Finance
Agency, RB, Duke Energy Carolinas,
Series B, 4.38%, 10/01/31	3,775	3,365,563
North Carolina Medical Care
Commission, RB, Series A:
Novant Health Obligation, 4.75%,
11/01/43	6,000	4,878,780
WakeMed, (AGC), 5.88%, 10/01/38	1,000	1,012,540
North Carolina Medical Care
Commission, Refunding RB:
Caromont Health (AGC), 4.50%,
2/15/30	1,000	867,740
Caromont Health (AGC), 4.63%,
2/15/35	1,400	1,203,986
University Health System, Series D,
6.25%, 12/01/33	1,750	1,798,842
15,259,327
Ohio — 3.9%
County of Cuyahoga Ohio, Refunding RB,
Series A, 6.00%, 1/01/21	5,000	5,286,750
State of Ohio, Refunding RB, Kenyon
College Project, 5.00%, 7/01/41	3,345	3,012,808
8,299,558
Oklahoma — 1.4%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (h) 2,900 2,933,843
Oregon — 1.8%
Oregon Health & Science University, RB,
Series A, 5.75%, 7/01/39	2,250	2,261,790

	Par
Municipal Bonds (000) Value
Oregon (concluded)
Oregon State Facilities Authority,
Refunding RB, Limited College Project,
Series A:
5.00%, 10/01/34	$ 1,150	$ 1,010,816
5.25%, 10/01/40	500	448,275
3,720,881
Pennsylvania — 6.6%
Delaware River Port Authority, RB:
Port District Project:
Series B (AGM), 5.70%, 1/01/22	2,000	2,001,860
Series D (AGC), 5.00%, 1/01/40	3,640	3,479,185
McKeesport Area School District, GO,
CAB (FGIC) (b):
5.53%, 10/01/31	2,435	649,195
5.53%, 10/01/31 (e)	870	302,960
Pennsylvania Economic Development
Financing Authority, RB:
Amtrak Project, Series A, AMT,
6.25%, 11/01/31	2,000	2,001,900
Amtrak Project, Series A, AMT,
6.38%, 11/01/41	3,100	3,101,271
Aqua Pennsylvania Inc. Project,
Series B, 4.50%, 12/01/42	3,000	2,591,490
14,127,861
Puerto Rico — 2.8%
Puerto Rico Electric Power Authority,
Refunding RB, Series UU (AGM),
5.00%, 7/01/23	1,900	1,915,485
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	3,000	2,920,470
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.75%, 8/01/41 (b)	7,500	977,100
5,813,055
Rhode Island — 3.2%
Rhode Island Health & Educational
Building Corp., RB, Hospital Financing,
LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	3,000	3,278,460
Rhode Island Health & Educational
Building Corp., Refunding RB,
Hospital, Lifespan (NPFGC), 5.50%,
5/15/16	200	200,304
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 54, AMT, 4.85%,
10/01/41	2,165	1,893,942
State of Rhode Island, COP, Series C,
School for the Deaf (AGC), 5.38%,
4/01/28	1,330	1,339,948
6,712,654
South Carolina — 6.5%
County of Florence South Carolina, RB,
McLeod Regional Medical Center,
Series A, 5.00%, 11/01/37	3,200	2,822,432
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	2,185	2,196,515

4 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011

BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
South Carolina (concluded)
South Carolina Jobs-EDA, Refunding RB
(concluded):
Palmetto Health, Series C, 6.88%,
8/01/13 (d)	$ 3,560	$ 4,055,338
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series A-2, AMT (AMBAC), 5.15%,
7/01/37	4,975	4,584,413
13,658,698
Tennessee — 1.6%
Memphis-Shelby County Airport
Authority, RB, Series D, AMT (AMBAC),
6.00%, 3/01/24	1,360	1,360,871
Memphis-Shelby County Sports Authority
Inc., Refunding RB, Memphis Arena
Project, Series A:
5.25%, 11/01/27	1,135	1,107,737
5.38%, 11/01/28	1,000	977,000
3,445,608
Texas — 9.2%
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B:
7.13%, 12/01/31	1,000	1,073,900
7.25%, 12/01/35	2,650	2,845,756
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 6.18%,
11/15/38 (b)	5,000	591,600
Love Field Airport Modernization Corp.,
RB, Southwest Airlines Co. Project,
5.25%, 11/01/40	3,800	3,339,934
Lower Colorado River Authority,
Refunding RB:
(AMBAC), 4.75%, 5/15/36	2,000	1,798,780
(NPFGC), 5.00%, 5/15/13 (d)	20	21,844
Series A (NPFGC), 5.00%,
5/15/13 (d)	5	5,461
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	2,200	2,224,970
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	3,000	3,020,280
Texas State Turnpike Authority, RB
(AMBAC):
CAB, 6.05%, 8/15/31 (b)	15,000	3,392,400
First Tier, Series A, 5.00%, 8/15/42	1,250	1,061,500
19,376,425
Virginia — 0.5%
Henrico County EDA, RB, Bon Secours
Health, Series B-1 (AGC), 4.50%,
11/01/42 1,285 1,051,734

	Par
Municipal Bonds (000) Value
Washington — 1.0%
Washington Health Care Facilities
Authority, RB, MultiCare Health
System, Series B (AGC), 6.00%,
8/15/39 $ 2,100 $ 2,131,290
Wisconsin — 2.1%
Wisconsin Health & Educational
Facilities Authority, RB, Aurora Health
Care, 6.40%, 4/15/33	3,220	3,241,928
Wisconsin Housing & EDA, Refunding
RB, Series A, AMT, 4.75%, 9/01/33	1,250	1,126,563
4,368,491
Wyoming — 0.9%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26 1,800 1,823,454
Total Municipal Bonds – 152.1%		321,063,825
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
Colorado — 2.3%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C-7 (AGM),
5.00%, 9/01/36 5,250 4,824,173
Illinois — 1.5%
Chicago Housing Authority, Refunding
RB (AGM), 5.00%, 7/01/24 3,194 3,178,198
Massachusetts — 1.5%
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41 3,070 3,032,116
New York — 4.1%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	690	719,634
Series FF-2, 5.50%, 6/15/40	810	827,701
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	4,000	3,881,920
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38	3,359	3,266,071
8,695,326
Ohio — 1.9%
County of Montgomery Ohio, RB,
Catholic Health, Series C-1 (AGM),
5.00%, 10/01/41	1,740	1,566,626
Ohio Higher Educational Facility
Commission, Refunding RB, Hospital,
Cleveland Clinic Health, Series A,
5.25%, 1/01/33	2,600	2,463,838
4,030,464
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 11.3% 23,760,277

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011 5

BlackRock Investment Quality Municipal Trust (BKN)
Schedule of Investments (concluded)
 (Percentages shown are based on Net Assets)

Municipal Bonds Value
Total Long-Term Investments
(Cost – $364,582,627) – 163.4%	$ 344,824,102
Short-Term Securities Shares
FFI Institutional Tax-Exempt Fund,
0.15% (j)(k) 5,207,353 $ 5,207,353
Total Short-Term Securities
(Cost – $5,207,353) – 2.5% 5,207,353
Total Investments
(Cost – $369,789,980*) – 165.9%		350,031,455
Other Assets Less Liabilities – 0.0%		118,592
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.2)%		(13,145,889)
Preferred Shares, at Redemption Value – (59.7)%		(125,962,374)
Net Assets Applicable to Common Shares – 100.0% $211,041,784
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost	$356,336,653
Gross unrealized appreciation	$ 7,678,753
Gross unrealized depreciation		(27,121,352)
Net unrealized depreciation	$ (19,442,599)
(a) When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
Goldman Sachs & Co.	$ 492,642	$ 5,387
Morgan Stanley Co. Inc.	$ 2,279,622	$ 18,653

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Security is collateralized by Municipal or US Treasury obligations.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Non-income producing security.
(h) Variable rate security. Rate shown is as of report date.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	at		at
	April 30,	Net	January 31,
Affiliate 2010 Activity 2011				Income
FFI Institutional
Tax-Exempt
Fund 7,659,955 (2,452,602) 5,207,353				$ 6,329

(k) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $344,824,102		—	$ 344,824,102
Short-Term
Securities	$ 5,207,353	—	—	5,207,353
Total	$ 5,207,353 $344,824,102		—	$ 350,031,455
[1] See above Schedule of Investments for values in each state or political subdivision.

6 BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST JANUARY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2011